Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Note 5 - Vessels, Net
Schedule of Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	$-	$-	$-
Vessels’ acquisitions and other vessels’ costs	-	-	-
Depreciation	-	-	-
Balance, December 31, 2024	$-	$-	$-
Contribution of vessels as part of the Spin-Off (Note 1)	648,251	-	648,251
Vessels’ acquisitions and other vessels’ costs	36,192	-	36,192
Depreciation	-	(28,410)	(28,410)
Vessel sales, transfers and other movements	(91,842)	1,356	(90,486)
Balance, December 31, 2025	$592,601	$(27,054)	$565,547